UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

Scudder Investors Funds, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder Japanese Equity Fund

	Shares	Value ($)

Common Stocks 95.5%
Consumer Discretionary 18.4%
Auto Components 4.3%
Denso Corp.	106,000	3,252,423
NHK Spring Co., Ltd.	242,000	2,312,962
Yamaha Motor Co., Ltd.	72,400	1,632,657

		7,198,042
Automobiles 4.2%
Nissan Motor Co., Ltd.	276,800	2,842,930
Toyota Motor Corp.	86,700	4,194,812

		7,037,742
Household Durables 3.1%
Daiwa House Industry Co., Ltd.	91,000	1,260,831
Hitachi Koki Co., Ltd.	123,000	1,947,027
Juki Corp.	357,000	1,906,710

		5,114,568
Leisure Equipment & Products 1.5%
Daiichikosho Co., Ltd.	114,700	2,398,777
Multiline Retail 1.7%
Aoyama Trading Co., Ltd.	42,500	1,315,825
Takashimaya Co., Ltd.	92,000	1,417,683

		2,733,508
Specialty Retail 3.6%
Daiki Co., Ltd.	31,400	367,932
NAFCO Co., Ltd.	53,700	1,948,905
Sun Drug Co., Ltd.	30,500	1,560,475
USS Co., Ltd.	34,460	2,118,369

		5,995,681
Financials 19.3%
Banks 7.8%
Mitsubishi Tokyo Financial Group, Inc.	453	5,725,721
Mizuho Financial Group, Inc.	1,034	7,249,997

		12,975,718
Consumer Finance 0.3%
Central Finance Co., Ltd.	50,000	523,556
Diversified Financial Services 5.6%
Aiful Corp.	24,950	1,885,296
JAFCO Co., Ltd.	12,000	847,460
Nomura Holdings, Inc.	172,900	2,874,566
The Sumitomo Trust & Banking Co., Ltd.	428,000	3,586,174

		9,193,496
Real Estate 5.6%
AEON Mall Co., Ltd.	40,100	1,764,918
Kenedix, Inc.	225	997,242
Mitsubishi Estate Co., Ltd.	184,000	2,684,804

Mitsui Fudosan Co., Ltd.	238,000	3,822,476

		9,269,440
Health Care 3.2%
Optical Supplies 1.8%
Hoya Corp.	82,000	2,953,290
Pharmaceuticals 1.4%
Astellas Pharma, Inc.	62,700	2,414,703
Industrials 25.0%
Commercial Services & Supplies 4.1%
ARRK Corp.	33,800	2,045,876
Benesse Corp.	38,000	1,204,016
Fullcast Co., Ltd.	645	1,967,530
UFJ Central Leasing Co., Ltd.	31,500	1,549,870

		6,767,292
Construction & Engineering 3.2%
Maeda Corp.	233,000	1,520,735
Obayashi Corp.	369,000	2,590,755
Shimizu Corp.	179,000	1,168,346

		5,279,836
Machinery 6.3%
Fanuc Ltd.	22,300	1,821,171
Komatsu Ltd.	347,000	4,795,503
Kubota Corp.	276,000	2,144,104
SMC Corp.	12,100	1,616,808

		10,377,586
Marine 0.8%
Kamigumi Co., Ltd.	169,000	1,389,568
Road & Rail 5.1%
East Japan Railway Co.	1,006	6,314,204
Hamakyorex Co., Ltd	53,700	2,183,210

		8,497,414
Trading Companies & Distributors 5.5%
Mitsubishi Corp.	243,300	4,953,480
Mitsui & Co., Ltd.	135,000	1,657,123
Sumitomo Corp.	206,000	2,430,613

		9,041,216
Information Technology 13.1%
Communications Equipment 2.4%
Net One Systems Co., Ltd.	991	2,133,793
Seiko Epson Corp.	73,300	1,874,280

		4,008,073
Electronic Equipment & Instruments 8.7%
Dainippon Screen Manufacturing Co., Ltd.	360,000	2,785,901
Japan Electronics Materials Corp.	63,300	1,051,558
Keyence Corp.	8,100	2,052,649
Matsushita Electric Industrial Co., Ltd.	181,000	3,651,215
Nidec Corp.	47,000	3,350,474
TDK Corp.	17,600	1,463,961

		14,355,758
IT Consulting & Services 0.9%
TIS, Inc.	62,400	1,519,596

Office Electronics 1.1%
Canon, Inc.	32,400	1,822,000
Materials 14.7%
Chemicals 6.8%
Asahi Kasei Corp.	327,000	1,825,571
Hitachi Chemical Co., Ltd.	74,800	1,713,762
JSR Corp.	216,000	5,243,662
Nippon Shokubai Co., Ltd.	240,000	2,526,475

		11,309,470
Metals & Mining 7.9%
Dowa Mining Co., Ltd.	206,000	1,796,710
Hitachi Metals Ltd.	317,000	3,101,769
JFE Holdings, Inc.	178,700	5,630,462
Nippon Mining Holdings, Inc.	380,500	2,493,302

		13,022,243
Telecommunication Services 1.8%
Wireless Telecommunication Services
KDDI Corp.	566	2,961,172

Total Common Stocks (Cost $134,217,808)		158,159,745
Cash Equivalents 4.2%
Scudder Cash Management QP Trust, 4.03% (a) (Cost $6,958,656)	6,958,656	6,958,656

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 141,176,464)	99.7	165,118,401
Other Assets and Liabilities, Net	0.3	565,779

Net Assets	100.0	165,684,180

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Japanese Equity Fund, a series of Scudder Investors Funds, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Japanese Equity Fund, a series of Scudder Investors Funds, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006